Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	2025 Number	2025 £	2024 Number	2024 £	2023 Number	2023£
At 31 December
Ordinary shares of £0.000001 each	225,817,808,922	225,818	6,685,918,922	334,296	1,189,577,722	1,189,578
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321	4,063,321,418	4,063,321
‘C’ Deferred shares of £0.00005 each	126,547,389,518	6,327,370	126,547,389,518	6,327,370	–	–
‘D’ Deferred shares of £0.000001 each	2,482,747,137,178	2,482,747	–	–	–	–
Total		14,099,257		11,724,988		6,252,900

Schedule of warrant reserve recognize

Pre-Funded Warrants
As at 1 January 2025	1,773
Issued:
December 2025 Registered Offering	2,891,781
Exercised	(1,419,391)
Lapsed	(33)
As at 31 December 2025	1,474,130

Schedule of ordinary and deferred shares

		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	‘C’ Deferred Shares Number	‘D’ Deferred Share Number	Nominal value £
At 1 January 2023		5,417,137	1,000,001				5
15 February 2023	Private Placement*	98,387,275	–	–	–	–	98
26 May 2023	Registered Direct Offering*	276,697,310	–	–	–	–	277
14 June 2023	Share sub-division and re-designation		–	4,063,321,418	–	–	n/a
21 December 2023	Shares issued on purchase Intangible asset (see note 11)	323,684,800	–	–	–	–	324
21 December 2023	Registered Offering	485,391,200	–	–	–	–	485
At 31 December 2023		1,189,577,722	1,000,001	4,063,321,418			1,189
25 April 2024	Shares issued on purchase Intangible asset (see note 11)	151,265,200	–	–	–	–	151
22 May 2024	Warrant inducement	1,614,435,600	–	–	–	–	1,614
22 July 2024	Registered Direct Offering	2,129,516,800	–	–	–	–	2,130
February - October 2024	Exercise pre-funded warrants	1,502,426,000	–	–	–	–	1,502
February - May 2024	Exercise Series E & Series F warrants	98,697,600	–	–	–	–	99
22 November 2024	Share sub-division and re-designation		–	–	126,547,389,518	–	n/a
At 31 December 2024		6,685,918,922	1,000,001	4,063,321,418	126,547,389,518		6,685
15 May 2025	Warrant inducement	2,004,330,000					2,004
11 June 2025	Share sub-division and re-designation					2,482,747,137,178	n/a
	Shares issued under ELOC	59,488,460,000					59,488
19 December 2025	Registered Offering	157,639,100,000					157,639
At 31 December 2025		225,817,808,922	1,000,001	4,063,321,418	126,547,389,518	2,482,747,137,178

*	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.